LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Discontinued operations and long- lived assets held for sale and liabilities Textual Details
NBG Participation on subsidiary Grand Hotel Summer Palace S.A.		100.00%
Premises and equipment "held for sale"	€ 8
Other assets	7
Other liabilities "held for sale"	1
Amount relating to a building of Finansbank which was disposed	23
Assets Held For Sale
Total long-lived assets held for sale	24,759	€ 29,286	[1]		$ 28,328
Liabilities Associated With Assets Held For Sale
Total liabilities of disposal groups classified as held for sale	23,650	22,719	[1]		$ 27,060
Income Statement Discontinued Operations [Abstract]
Net realized gains/(losses) on sales of available-for-sale securities	2	96		€ 189
Net gains / (losses) on available for sale and held to maturity securities	(34)	90		(97)
Income tax expense	42	63		20
Net Income / (loss) attributable to NBG shareholders	€ (8,464)	(2,477)		37
NBGI Private Equity Funds
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan	On December 21, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in eleven Limited Partnerships (“the Private Equity Funds”) located in UK and held directly or indirectly by NBG and managed by NBGI PE Limited. On February 2, 2016 the Bank entered into a definitive agreement to sell the 100% of its interests in Funds to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management. The agreed consideration for the transaction amounts to EUR 288 million. The disposal is consistent with the Group’s capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfies the relevant commitment in the Revised Restructuring Plan. Closing of the transaction is expected within the first semester of 2016, subject to the approval from the Financial Conduct Authority, and antitrust authorities. As a result, the investment in the Private Equity Funds qualifies to be classified as held for sale on December 21, 2015 in accordance with ASC 360-10-45-11 “Long-Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard are met. Following the decision to dispose its entire stake to the Funds, the Group, based on the agreed consideration, measured the assets and liabilities of the Funds at the lower of carrying value of fair value less cost to sell and recognized an impairment loss of EUR 104 million during the period ended December 31, 2015.
Astir Palas Vouliagmenis S.A.
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan	On February 10, 2014 Jermyn Street Real Estate Fund IV L.P. (“JERMYN”) was nominated as Preferred Investor pursuant to the international open competitive process for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A. Further to the transaction approval by the Council of Audit on June 5, 2014 the Sale and Purchase Agreement (the “Astir SPA”) was executed on 17 September, 2014 between NBG, the Hellenic Republic Asset Development Fund S.A. ('HRADF') in their capacity as sellers, Apollo Investment Hold Co in its capacity as the buyer, and JERMYN in its capacity as Guarantor. Apollo Investment Hold Co is an SPV, 100.00% owned by JERMYN. The transaction is intended to close following the fulfillment of relevant conditions precedent. These include, among others, the issuance and publication of the applicable Special Public Real Estate Area Development Plan (the “Plan”) in the Government Gazette. In March 2015, the Council of State reached a negative decision regarding the submitted Plan. Following these developments NBG, HRADF and the Preferred Investor initiated consultations within the context of existing competitive process, applying the relevant provisions of the Astir SPA. The relevant Consultation Period (as per the current Astir SPA terms) began on May 11, 2015 and was extended to December 31, 2015 in agreement with the Preferred Investor. The consultations between the Parties resulted in an agreement which was included in an Addendum to the Astir SPA dated December 31, 2015 by means of which the original plan is substituted by a new draft Special Public Real Estate Area Development. Given that the delay is caused by events and circumstances beyond NBG’s control and that NBG remains committed to its plan to sell the subsidiary, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100.00% subsidiary of Astir Palace Vouliagmenis S.A.) continue to be presented as non – current assets held for sale in accordance with ASC 360 10 45 11 “Long Lived Assets Classified as Held for Sale”, as the requirements and conditions specified by the Standard are met.
Long Lived Assets Held For Sale Finansbank [Member]
Discontinued operations and long lived assets Details Texuals [Line Items]
Disposal Approved Plan	On November 3, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in Finansbank (the “Finansbank Transaction”). On December 21, 2015, the Bank’s Board of Directors approved the sale to Qatar National Bank (“QNB”) of NBG Group’s 99.81% stake in Finansbank A.S. together with NBG’s 29.87% direct stake in Finans Leasing. Furthermore, on January 18, 2016, the Extraordinary General Meeting of the Bank approved the transaction, which is also in line with the relevant commitment included in the Revised Restructuring Plan. The transaction was approved on March 3, 2016 by the Qatar Central Bank and on April 7, 2016 by BRSA. The agreed consideration for the transaction amounts to EUR 2,750 million. In addition, QNB will repay upon closing the USD 910 million of subordinated debt that NBG has extended to Finansbank. The disposal is consistent with the Group’s capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfies the relevant commitment in the Revised Restructuring Plan. The closing of the transaction is subject to customary regulatory and corporate approvals and is expected within the first semester of 2016. As a result, the investment in Finansbank qualifies to be classified as a disposal group held for sale on November 3, 2015. Furthermore, Finansbank meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations” represents a strategic shift that has a major effect on the Group’s operations and financial results. Following the decision to dispose its entire stake in Finansbank, the Group, based on the agreed consideration, measured the assets and liabilities of the discontinued operation at the lower of carrying value or fair value less cost to sell and recognized an impairment loss of EUR 5,478 million during the period ended December 31, 2015 of which EUR 1,763 million related to the goodwill and EUR 96 million to intangibles recognized in the Group’s consolidated financial statements. For the remaining amount of EUR 3,619 million, a valuation allowance was recorded against long-lived assets held for sale. The carrying amount of the Group’s investment in Finansbank for impairment measurement purposes, included the cumulative translation loss adjustment of EUR 2,930 million, as required by ASC 830-30-45-13 through 45-15. Once the investment is sold, the cumulative translation loss adjustment will be derecognized from AOCI, thus increasing equity by EUR 2,930 million, with no impact in the income statement. Goodwill relates to the acquisition of Finansbank and is tested for impairment annually, at December 31. In 2014, in Step 1 of the goodwill impairment test the fair value of the above reporting unit was estimated using the income approach and in particular the Dividend Discount Model (“DDM”). The DDM is based on management’s forecasts, long term growth rates based on the respective country GDP rates adjusted for inflation and discount rates based on observable market long term government bond yields and average industry betas. For the Turkish banking operations reporting unit the DDM was based on a 6.2% terminal growth rate and 16.6% pretax discount rate. Based on the results of Step 1 of the impairment test, the Group determined that the fair value of the Turkish banking operations reporting unit exceeded the carrying amount by EUR 0.2 billion. The result of the DDM was corroborated with other valuation methods, such as book value, market and transaction multiples. Based on these multiples, the implied value of the Turkish banking operations reporting unit, approximates the value derived from the DDM. A 1% increase in the pre tax discount rate or a 1% decrease in the terminal growth rate would decrease the fair value by EUR 0.2 billion and EUR 0.2 billion respectively. In addition, a 5% decrease in the forecast amounts available for dividends would decrease the fair value by EUR 0.2 billion.
Discontinued Operations [Member]
ASSETS
Cash and due from banks	€ 684	620
Deposits with Central Bank	2,528	2,518
Securities purchased under agreements to resell	0	71
Interest bearing deposits with banks	93	66
Trading assets	26	19
Derivative assets	1,723	1,146
Available-for-sale securities	1,675	1,884
Held-to-maturity securities	1,210	1,307
Equity method investments	35	80
Loans	19,441	18,840
Less: Allowance for loan losses	(960)	(700)
Net Loans	18,481	18,140
Goodwill	0	1,981
Software and other intangibles	86	190
Premises and equipment	485	505
Accrued interest receivable	314	291
Other assets	345	350
Valuation allowance related to assets of the discontinued operations	(3,619)	0
Total assets of the discontinued operations	24,066	29,168
Total assets of disposal groups classified as held for sale	693	118
Total assets	24,759	29,286
LIABILITIES AND SHAREHOLDERS EQUITY
Interest Bearing Deposit	13,829	13,342
Non-interest bearing deposits	2,370	2,064
Total deposits	16,199	15,406
Securities sold under agreements to repurchase	1,464	1,467
Derivative liabilities	768	564
Other borrowed funds	972	2,303
Accounts payable, accrued expenses and other liabilities	1,234	1,273
Long-term debt	2,718	1,699
Total liabilities of the discontinued operations	23,355	22,712
Total liabilities	23,650	22,719
Total liabilities of disposal groups classified as held for sale	295	7
Income Statement Discontinued Operations [Abstract]
Net interest income before provision for loan losses	1,421	1,226		1,393
Provision for loan losses	(391)	(337)		(336)
Net interest income/(loss) after provision for loan losses	1,030	889		1,057
Total non-interest income / (loss) excluding gains / (losses) on investment securities	283	151		604
Net realized gains/(losses) on sales of available-for-sale securities	9	4		62
Net gains / (losses) on available for sale and held to maturity securities	9	4		62
Total non-interest income / (loss)	292	155		666
Total non-interest expense	(907)	(825)		(928)
Income/ (loss) before income tax	415	219		795
Income tax expense	(60)	(50)		(147)
Net Income / (loss) from discontinuing operations before impairments	355	169		648
Impairment of goodwill and PPA's	(1,859)	0		0
Impairment of assets classified as discontinued operations	(3,619)	0		0
Net Income / (loss) from discontinuing operations after impairments	(5,123)	169		648
Less: Net income attributable to the non-controlling interest	(1)	(7)		(34)
Net Income / (loss) attributable to NBG shareholders	(5,124)	162		614
Cash Flows from discontinued Operations
Cash flows provided by/(used in) operating activities	(130)	743		(720)
Cash flows provided by / (used in) investing activities	€ (2,768)	€ (3,333)		€ (3,668)

[1]	Restated